UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23710

Milliman Variable Insurance Trust
(Exact name of Registrant as specified in charter)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Ehsan Sheikh

71 South Wacker Drive, 31st Floor

Chicago, IL 60606
(Name and address of agent for service)

(312) 726-0677

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period: September 24, 2021 through December 31, 2021

Item 1. Reports to Stockholders.

(a)

Milliman Variable Insurance Trust

Annual Report

December 31, 2021

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

Statements Of Assets And Liabilities
December 31, 2021

	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)
Assets
Cash	$50,000	$50,000
Receivable from Advisor for reimbursement of organizational costs (Note 2)	1,891	1,891
Deferred offering costs (Note 2)	17,307	17,307
Total Assets	69,198	69,198

Liabilities
Payable to Advisor (Note 2)	17,307	17,307
Organizational costs payable (Note 2)	1,891	1,891
Total Liabilities	19,198	19,198

Net Assets	$50,000	$50,000

Net Assets Consist of:
Paid-in capital	$50,000	$50,000

	Class 3	Class 3
Class 3 Shares
Net assets	$50,000	$50,000
Shares issued and outstanding (unlimited shares authorized at a par value of $0.001 per share)	5,000	5,000
Net asset value, offering price and redemption price per share	$10.00	$10.00

Statements Of Operations
For The Period September 24, 2021 Through December 31, 2021

Expenses
Organizational expenses (Note 2)	$28,950	$28,950
Less: Expenses reimbursed by Advisor (Note 3)	(28,950)	(28,950)
Net Income	$—	$—

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

December 31,2021

1. Organization

Milliman Variable Insurance Trust (the “Trust”) is an open-end management investment company organized under the laws of the state of Delaware on November 2, 2020. The Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) and the Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I) (each a “Fund” and, together, the “Funds”) are series of the Trust and classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any f ixed income exposure included in the Fund’s portfolio, over a six-year period. The Milliman 6- Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I) seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period. Shares are available as underlying investment options for variable insurance contracts and variable life insurance policies issued by insurance companies. All shares of the Funds have equal rights and privileges. Both Funds currently offer only Class 3 shares. Class 3 shares have no front-end sales load, deferred sales charge, or redemption fee.

As of December 31, 2021, the Funds had not yet commenced investment operations. The only transactions of the Funds since inception have been the initial sale on September 24, 2021 of 5,000 Class 3 shares of each of the Funds to Milliman Financial Risk Management LLC (“Milliman” or “Advisor”), which represented the initial capital at $10 per share.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.”

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Federal Income Taxes

Each Fund intends to elect and qualify to be taxed as a “regulated investment company” pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

Organizational and Offering Costs

Organizational and offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Organizational costs are expensed as incurred and include legal fees pertaining to the organization of the Trust, costs of forming the Funds, drafting of bylaws, servicing agreements, and audit fees for the initial seed audits. Offering costs are recorded as a deferred asset and will be amortized on a straight-line basis for a period of twelve months upon commencement of operations of each Fund. Offering costs include legal fees pertaining to the preparation, review and filing of each Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to each Fund’s prospectus and statement of additional information. As of December 31, 2021, the total amount of organizational costs incurred by the Trust was $ 585,516, of which each Fund incurred $28,950. As of December 31, 2021, the total amount of offering costs incurred by the Trust was $414,222, of which each Fund incurred $17,307. As of December 31, 2021, Milliman paid $499,989 and $313,369 of the organizational and deferred offering costs of the Trust, of which $27,059 and $17,307, respectively, was paid on behalf of each Fund. The total amount of organizational costs and offering costs are subject to the Funds’ Expense Limitation Agreement (See Note 3).

3. Advisory Fees and Other Agreements

The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.49% of each Fund’s average daily net assets.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual Fund operating expenses (which include any offering and organizational expenses, but exclude taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non -routine expenses not incurred in the ordinary course of each Fund’s business) to 0.74% of each Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least December 31, 2022. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board of Trustees of the Trust (the “Board”). Milliman may recoup from each Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any. Organizational expenses reimbursed are subject to recoupment until September 24, 2024. In addition to the contractual expense reimbursements, Milliman voluntarily reimbursed $370 of organizational costs, which are not subject to recoupment.

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least December 31, 2022. This contract cannot be terminated or modified for a Fund without the consent of the Board.

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as each Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to each Fund’s Class 3 shares. The Distribution Plan permits each Fund to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Distribution Plan, the Distributor is paid an annual f ee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Funds. During the period September 24, 2021 through December 31, 2021, each Fund incurred aggregate Trustee f ees of $1,641 relating to the organization of the Trust.

5. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, Milliman owned 100% of the outstanding shares of the Funds.

6. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Milliman 6- Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) and Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I) and Board of Trustees of Milliman Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I) and Milliman 6-Year Parred Down S&P 500 with Par Outcome Fund – Jul (I) (the “Funds”), each a series of Milliman Variable Insurance Trust, as of December 31, 2021, the related statements of operations for the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of December 31, 2021, and the results of their operations for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of cash owned as of December 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

March 1, 2022

Apporval Of Investment Advisory Contracts (Unaudited)

At a meeting held on July 15, 2021, the Board of Trustees (the “Board” or the “Trustees”) of the Milliman Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), voting separately, reviewed and unanimously approved the Investment Advisory Agreement (the “Investment Advisory Agreement”) between Milliman Financial Risk Management LLC (the “Adviser”) and the Trust, on behalf of the following series of the Trust (each, a “Fund,” and together, the “Funds”):

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)

During the meeting, the Independent Trustees had met in executive session with counsel and had discussed the proposed Investment Advisory Agreement and the requirements under the 1940 Act that apply to the Board’s consideration and approval of the Investment Advisory Agreement. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Board materials and other information from counsel and from the Adviser, including: (i) a copy of the form of Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser expects to provide to the Funds; (iii) information concerning the financial condition, business, operations, portfolio management teams, and compliance program of the Adviser; (iv) information describing each Fund’s proposed investment advisory fee and operating expenses; (v) a copy of the current Form ADV for the Adviser; and (vi) a memorandum from Trust counsel regarding the responsibilities of the Trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fees and expenses of each Fund to other investment companies being offered to insurance company separate accounts that also utilize options-based strategies to provide targeted outcomes.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, extent and quality of the services expected to be provided to each Fund by the Adviser; (ii) the Adviser’s personnel and operations; (iii) the Funds’ proposed expense levels; (iv)   any “fall-out” benefits to the Adviser (i.e., the ancillary benefits realized by the Adviser from the Adviser’s relationship with the Trust); (v) the effect of asset growth on a Fund’s expenses; and (vi) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a)            The nature, extent and quality of services expected to be provided to the Funds by the Adviser, including personnel and operations of the Adviser. The Board reviewed the services that the Adviser was expected to provide to the Funds. The Board noted the responsibilities that the Adviser would have as each Fund’s investment adviser, including: the responsibility for the management and investment of the Fund’s portfolio; executing portfolio security and other asset trades; monitoring compliance with the Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience in managing other portfolios. Based on its consideration and review of the foregoing information, the Board determined that the Funds were likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on its experience, personnel, operations and resources.

(b)           Comparison of services expected to be provided and fees to be paid, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits. The Board compared both the services to be provided to the Funds by the Adviser and the related fees to those of other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s proposed advisory fee and projected expense ratio to other investment companies the Adviser considered to be similar to the Funds, even if not necessarily in the same peer group due to the unique strategies proposed to be implemented by the Adviser in managing the Funds. The Board noted that the Adviser proposed to enter into an Expense Limitation Agreement whereby the Adviser would waive advisory fees and/or reimburses expenses to keep each Fund’s expenses from exceeding certain levels. The Board also considered the additional fee waiver agreement, pursuant to which the Adviser would agree to waive its advisory fee in an amount equal to the acquired fund fees and expenses incurred by each Fund. The Board also noted that because the Trust was proposed to commence operations the following year, they would not need to consider the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the Funds, including operational costs. After comparing each Fund’s proposed fees with those of other funds utilizing similar strategies, and in light of the nature, quality and extent of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in providing those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the Funds was fair and reasonable.

The Board considered that the Adviser may experience certain “fall-out” benefits based on the potential success of the Funds, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

(c)            The extent to which economies of scale would be realized as the Funds grow, and whether fee levels would reflect such economies of scale. The Board discussed potential economies of scale. Because the Trust was newly formed, the Funds had not commenced operations, and the eventual amount of Fund assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

(d)            Investment performance of the Funds and the Adviser. Because the Funds were newly formed and had not commenced operations, the Board did not consider the investment performance of the Funds. The Board considered the performance of the Adviser and the portfolio managers in managing other discretionary investment management accounts.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fees and projected total expense ratios for the Funds were reasonable in relation to the services to be provided by the Adviser to the Funds, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other similar funds. As a result, the Board, including the Independent Trustees, concluded that the initial approval of the Investment Advisory Agreement was in the best interests of the Funds.

The following table provides information about each Trustee and officer of the Trust. The address of each Trustee and officer is 71 South Wacker Drive, 31st Floor, Chicago, IL 60606. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-855-700-7959.

Trustees And Executive Officers Of The Trust

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust[1]
Eric Berg (1958)	Trustee	Since July 2021	Chief Financial Officer of Midwest Holding Inc. (insurance and asset management company) since 2022; (Owner of With You in Mind (independent analysis and research firm for insurance, asset management and wealth-management topics) since 2019; Chief Financial Officer of Aviva India from 2018 to 2019; Investment Banker at Macquarie Capital from 2016 to 2018.	59	None
Nicholas Dalmaso (1965)	Lead Independent Trustee	Since July 2021	General Counsel of M1 Holdings Inc. and M1 Finance LLC (FINRA registered Broker/Dealer) since 2014; Founder/CEO of Sound Capital Holdings, Sound Capital Distributors (a FINRA registered Broker/Dealer) and Sound Capital Solutions (an Investment Advisor) since 2020; Chief Compliance Officer if M1 Finance LLC from 2014 to 2019.	59	Chair of Destra Capital Management Investment Company Board (4 portfolios) since 2010; Independent Director of Keno/Kozie Associates (IT Consulting) from 2016 to 2018.
Daniel Ross Hayes (1957)	Trustee	Since July 2021	Director, Treasurer and Investment Committee Chair of ShoreRivers, Inc. (non-profit clean water advocacy corporation) since 2017.	59	None
Colleen McKenna Tucker (1970)	Trustee	Since September 2021	Executive Director of International Insurance Society (membership organization for the risk and insurance industry) since 2004.	59	None

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees	Other Directorships Held During Past Five Years
Interested Trustee of the Trust
Adam Schenck[2] (1981)	Chair of the Board, President and Interested Trustee	Since November 2020	Principal Managing Director – Head of Fund Services of Milliman Financial Risk Management LLC since 2005.	59	None
Officers of the Trust
Arthur W. Jasion (1965)	Treasurer and Principal Financial Officer	Since July 2021	Senior Director and Fund Principal Financial Officer of Foreside Management Services, LLC since 2020; Partner, Ernst & Young LLP from 2012 to 2020.	N/A	N/A
Roger Pries (1965)	Chief Compliance Officer and Anti- Money Laundering Officer	Since July 2021	Fund Chief Compliance Officer of Foreside Fund Officer Services, LLC since 2019; Compliance Officer from 2016 to 2019 and Operational Risk Manager/Vice President from 2007 to 2016 at Citi Fund Services.	N/A	N/A
Ehsan K. Sheikh (1987)	Secretary and Chief Legal Officer	Since July 2021	Senior Counsel of Milliman Financial Risk Management LLC since 2017; Associate Counsel from 2014 to 2017.	N/A	N/A

1 The Trustees of the Trust who are not “interested persons,” as defined under section 2(a)(19) of the 1940 Act, of the Trust (the “Independent Trustees”).

2 Adam Schenck is an “interested person,” as defined by the 1940 Act, of the Trust because of his employment by Milliman.

Additional Information (Unaudited)

Availability of Fund Portfolio Information

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT will be available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1 -800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT will be available without charge upon request by calling 1-855-700-7959.

Availability of Proxy Voting Information

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-700-7959. Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12 month period ended June 30, will be available (1) without charge, upon request, by calling 1-855-700-7959, or (2) on the SEC’s website at https://www.sec.gov.

Investment Adviser

Milliman Financial Risk Management LLC

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

Custodian

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen & Company Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Eric Berg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

For the fiscal period ended December 31, 2021, the Registrant’s principal accountant billed the Registrant $11,500 for professional services rendered for the audits of the Registrant’s financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e)(1)	The Registrant’s audit committee is responsible for the approval, prior to appointment, of the selection, retention or termination of the independent registered public accounting firm to provide audit, review or attest services to the Registrant. The audit committee is also responsible for the approval, prior to appointment, of the proposed scope of audit services and related fees and for the approval, prior to appointment, of all non-audit services to be provided by the independent registered public accounting firm to the Registrant (subject to certain exceptions), its investment adviser or any entity that controls, is controlled by, or is under common control with the investment adviser that provides ongoing services to the Registrant, when such non-audit services relates directly to the operations and financial reporting of the Registrant.

(e)(2)	There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2021 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Aggregate non-audit fees.

None.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)(17 CFR 270.30a-3(c)) as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Milliman Variable Insurance Trust

By (Signature and Title)	/s/ Adam Schenck
Adam Schenck, President

Date	March 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Adam Schenck
Adam Schenck, President

Date	March 11, 2022

By (Signature and Title)	/s/ Arthur W. Jasion
Arthur W. Jasion, Treasurer and Principal Financial Officer

Date	March 11, 2022